Offerings	Aug. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ameren Corporation Common Stock, $.01 par value
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,250,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,375.00
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" exhibit in Ameren Corporation's Registration Statement on Form S-3 (File No. 333-274977), which was filed on October 13, 2023 (the "Registration Statement").
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Ameren Corporation Common Stock, $.01 par value
Maximum Aggregate Offering Price	$ 232,210,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-274977
Carry Forward Initial Effective Date	Oct. 13, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 25,589.54
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), there is included on this registration statement shares of Ameren Corporation Common Stock, $.01 par value, having a gross sales price of up to $232,210,000 that were previously registered for offer and sale, but not sold, in connection with Ameren Corporation's Equity Distribution Sales Agreement, dated May 12, 2021 (the "Sales Agreement"), pursuant to the Registration Statement, and for which an aggregate filing fee of $25,589.54 with respect to such unsold shares was paid in connection with the filing with the Securities and Exchange Commission of an earlier prospectus supplement (which shares were included on the Registration Statement). Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee related to such unsold shares will continue to be applied to the offer and sale of such unsold shares pursuant to the Sales Agreement. The filing fee of $191,375.00 being paid herewith relates to the newly registered shares of Ameren Corporation Common Stock, $.01 par value having an aggregate offering price of up to $1,250,000,000.